Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table sets forth information concerning the compensation of our NEOs for each of the fiscal years ended December 31, 2020, 2021, 2022, and 2023, and our financial performance for each such fiscal year:
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100 Investment Based on:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($)(1)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)	Total Shareholder Return ($)	Peer Group Total Shareholder Return ($)(2)	Net Income ($)	Revenue ($)
2023	7,490,775	876,350	2,184,323	(488,837)	274.13	98.68	(21,153,000)	624,799,000
2022	5,675,394	8,351,516	2,140,038	3,119,563	339.42	104.93	(44,881,000)	407,856,000
2021	1,272,916	10,637,336	1,132,482	3,925,220	310.25	137.24	(42,042,000)	233,394,000
2020	4,865,607	21,661,173	2,459,027	6,851,303	253.46	132.83	(57,203,000)	115,381,000
(1)
Amounts represent compensation “actually paid” to our principal executive officer, or PEO, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebling and Carlton W. Weatherby
2022	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and John C. Rondoni
2021	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and Bryan K. Phillips
2020	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and Steven L. Jandrich
Compensation actually paid (CAP) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as reflected below. The fair values of PSUs, and stock options included in the CAP to our PEO and the Average CAP to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2023. Any changes to the PSU fair values from the grant date are based on our updated stock price at the respective measurement dates and updated performance metric projections, which were as revenue for PSUs granted in 2022 and revenue and operating income for PSUs granted in 2023. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, risk-free rate assumptions, and changes to our non-PEO NEOs.
	2023
Adjustments	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,132,855)	(1,612,079)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	(1,793,970)	(492,661)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,419,624)	(1,428,442)
2023
Adjustments	PEO	Average non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,732,024	860,022
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(6,614,425)	(2,673,160)
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P Healthcare Equipment Select Industry Index (the “Peer Group”).
(3)	We have selected Revenue as our company-selected measure, which is a GAAP measure.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(1)
Amounts represent compensation “actually paid” to our principal executive officer, or PEO, and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebling and Carlton W. Weatherby
2022	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and John C. Rondoni
2021	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and Bryan K. Phillips
2020	Timothy P. Herbert	Randall A. Ban, Richard J. Buchholz, Philip J. Ebeling and Steven L. Jandrich

Peer Group Issuers, Footnote
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P Healthcare Equipment Select Industry Index (the “Peer Group”).

PEO Total Compensation Amount	$ 7,490,775	$ 5,675,394	$ 1,272,916	$ 4,865,607
PEO Actually Paid Compensation Amount	$ 876,350	8,351,516	10,637,336	21,661,173
Adjustment To PEO Compensation, Footnote
Compensation actually paid (CAP) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as reflected below. The fair values of PSUs, and stock options included in the CAP to our PEO and the Average CAP to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2023. Any changes to the PSU fair values from the grant date are based on our updated stock price at the respective measurement dates and updated performance metric projections, which were as revenue for PSUs granted in 2022 and revenue and operating income for PSUs granted in 2023. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, risk-free rate assumptions, and changes to our non-PEO NEOs.
	2023
Adjustments	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,132,855)	(1,612,079)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	(1,793,970)	(492,661)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,419,624)	(1,428,442)
2023
Adjustments	PEO	Average non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,732,024	860,022
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(6,614,425)	(2,673,160)

Non-PEO NEO Average Total Compensation Amount	$ 2,184,323	2,140,038	1,132,482	2,459,027
Non-PEO NEO Average Compensation Actually Paid Amount	$ (488,837)	3,119,563	3,925,220	6,851,303
Adjustment to Non-PEO NEO Compensation Footnote
Compensation actually paid (CAP) to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as reflected below. The fair values of PSUs, and stock options included in the CAP to our PEO and the Average CAP to our non-PEO NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report on Form 10-K for the year ended December 31, 2023. Any changes to the PSU fair values from the grant date are based on our updated stock price at the respective measurement dates and updated performance metric projections, which were as revenue for PSUs granted in 2022 and revenue and operating income for PSUs granted in 2023. Changes to the stock option fair values are based on the updated stock price at the respective measurement dates, in addition to updated expected option term, implied volatility of our stock over the updated expected option term, risk-free rate assumptions, and changes to our non-PEO NEOs.
	2023
Adjustments	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(6,132,855)	(1,612,079)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	(1,793,970)	(492,661)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	(1,419,624)	(1,428,442)
2023
Adjustments	PEO	Average non-PEO NEOs
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	2,732,024	860,022
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
Increase based on Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date	—	—
Increase based on Incremental Fair Value of Options/SARs Modified during Applicable FY	—	—
Deduction for Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY	—	—
Increase for Service Cost and, if applicable, Prior Service Cost for Pension Plans	—	—
TOTAL ADJUSTMENTS	(6,614,425)	(2,673,160)

Compensation Actually Paid vs. Total Shareholder Return
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Revenue, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Compensation Actually Paid vs. Net Income
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Revenue, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, and 2023.

Compensation Actually Paid vs. Company Selected Measure
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Revenue, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, and 2023.

Total Shareholder Return Vs Peer Group
Narrative Disclosure to Pay Versus Performance Table
Relationship Between Financial Performance Measures
The line graphs below compare (i) the compensation actually paid to our PEO and the average of the compensation actually paid to our remaining NEOs, with (ii) our cumulative TSR, (iii) our Peer Group TSR, (iv) our Net Income, and (v) our Revenue, in each case, for the fiscal years ended December 31, 2020, 2021, 2022, and 2023.
TSR amounts reported in the graph assume an initial fixed investment of $100.

Tabular List, Table
Pay Versus Performance Tabular List
We believe that revenue, adjusted operating income (loss), and insurance reimbursement approvals, given the Company’s stage of development and market opportunity, represents the most important financial performance measure used by us to link compensation actually paid to our NEOs for the fiscal year ended December 31, 2023.

Total Shareholder Return Amount	$ 274.13	339.42	310.25	253.46
Peer Group Total Shareholder Return Amount	98.68	104.93	137.24	132.83
Net Income (Loss)	$ (21,153,000)	$ (44,881,000)	$ (42,042,000)	$ (57,203,000)
Company Selected Measure Amount	624,799,000	407,856,000	233,394,000	115,381,000
PEO Name	Timothy P. Herbert	Timothy P. Herbert	Timothy P. Herbert	Timothy P. Herbert
Measure:: 1
Pay vs Performance Disclosure
Name	revenue
Measure:: 2
Pay vs Performance Disclosure
Name	adjusted operating income (loss)
Measure:: 3
Pay vs Performance Disclosure
Name	insurance reimbursement approvals
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,614,425)
PEO | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,132,855)
PEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,793,970)
PEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,419,624)
PEO | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,732,024
PEO | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,673,160)
Non-PEO NEO | Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,612,079)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(492,661)
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,428,442)
Non-PEO NEO | Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	860,022
Non-PEO NEO | ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid during Applicable FY prior to Vesting Date [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Fair Value of Options/SARs Modified during Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in the Actuarial Present Values reported under the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” Column of the Summary Compensation Table for Applicable FY [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Service Cost and, if applicable, Prior Service Cost for Pension Plans [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0